Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Current Assets
	June 30	December 31
	2026	2025
Governmental institutions	58,606	32,330
Prepaid expenses	253,572	122,532
Advance to suppliers	71,587	72,799
Income receivable	17,807	51,305
Other current assets	4,331	4,044
	405,903	283,010